SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 1,402	$ 1,744
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	463	457
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 939	$ 1,287